Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Cash and cash equivalents

7.Cash and cash equivalents

As of December 31, 2023 and 2022, cash and cash equivalents are as follows:

Cash and cash equivalents
in € THOUS
	2023	2022
Cash	1,079,063	911,015
Securities and time deposits	324,429	362,772
Cash and cash equivalents	1,403,492	1,273,787

The cash and cash equivalents disclosed in the table above, and respectively in the consolidated statement of cash flows, include at December 31, 2023 an amount of €26,467 (2022: €22,835) from collateral requirements towards an insurance company in the U.S. that are not available for use, but are accessible upon demand.

For further information on the Company’s multi-currency notional pooling cash management system, see note 16.